CAPITAL STOCK - Disclosure of detailed information about options, valuation assumptions (Details) - Year	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk free interest rate	2.76%	0.88%
Expected life (years)	5	5
Expected volatility	48.70%	53.30%
Dividend yield	0.00%	0.00%